Income Taxes - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Income Taxes
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Unrecognized tax benefits	¥ 0		¥ 0		$ 0
Operating loss carryforwards	2,836,000,000		3,142,000,000		389,000,000
Unrecognized tax benefits that would impact effective tax rate	0				0
Presented on a Net Basis Against the Deferred Tax Assets Related to Tax Loss Carry Forwards [Member]
Income Taxes
Unrecognized tax benefits	0		¥ 0		$ 0
Maximum
Income Taxes
Undistributed earnings from foreign subsidiaries	¥ 10,478,000,000	$ 1,435,000,000
PRC tax authority to conduct examinations, term	5 years	5 years
Domestic Tax Authority [Member] | Maximum
Income Taxes
Operating loss carryforwards, Expiration year	2029	2029
Domestic Tax Authority [Member] | Minimum
Income Taxes
Operating loss carryforwards, Expiration year	2025	2025
Hong Kong
Income Taxes
Statutory income tax rate	16.50%	16.50%
PRC
Income Taxes
Statutory income tax rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
AUSTRALIA
Income Taxes
Statutory income tax rate	30.00%	30.00%